Expense Example, No Redemption (Vanguard Selected Value Fund - Investor Shares, Vanguard Selected Value Fund, USD $)	12 Months Ended
Oct. 31, 2013
Vanguard Selected Value Fund - Investor Shares | Vanguard Selected Value Fund
Expense Example, No Redemption:
1 YEAR	$ 45
3 YEAR	141
5 YEAR	246
10 YEAR	$ 555